As filed with the Securities and Exchange Commission on May 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

MUZINICH SHORT DURATION HIGH YIELD CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS at March 31, 2012 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS: 57.9%
Aerospace/Defense: 1.5%
	L-3 Communications Corp.
$150,000	6.375%, 10/15/2015	$153,937
Airlines: 1.6%
	Delta Air Lines, Inc.
150,000	9.500%, 9/15/20141	160,500
Apparel/Textiles: 0.5%
	Levi Strauss & Co.
50,000	8.875%, 4/1/2016	51,751
Broadcasting: 1.7%
	Sinclair Television Group
150,000	9.250%, 11/1/20171	167,625
Capital Goods: 1.7%
	Manitowoc, Inc.
150,000	9.500%, 2/15/2018	166,500
Consumer Products: 3.4%
	Easton-Bell Sports, Inc.
150,000	9.750%, 12/1/2016	166,687
	Spectrum Brands, Inc.
150,000	9.500%, 6/15/2018	169,875
		336,562
Diversified Financial Services: 4.7%
	GMAC, Inc.
150,000	6.750%, 12/1/2014	157,875
	International Lease Financial Corp.
150,000	4.875%, 4/1/2015	148,573
150,000	Lender Processing Services, Inc.
	8.125%, 7/1/2016	157,500
		463,948
Diversified Media: 3.2%
	Clear Channel Holdings, Inc.
150,000	9.250%, 12/15/2017	164,438
	Quebecor Media, Inc.
150,000	7.750%, 3/15/2016	154,687
		319,125
Energy: 6.3%
	Forest Oil Corp.
150,000	8.500%, 2/15/2014	161,250
	Newfield Exploration Co.
150,000	6.625%, 4/15/2016	154,125
	Range Resources Corp.
150,000	8.000%, 5/15/2019	165,375
	Sandridge Energy, Inc.
150,000	4.206%, 4/1/20142	149,359
		630,109

Food & Drug Retail: 1.6%
	Ingles Markets, Inc.
150,000	8.875%, 5/15/2017	163,125
Gaming: 1.7%
	MGM Resorts International
150,000	10.375%, 5/15/2014	170,812
Healtcare: 3.0%
	HCA, Inc.
150,000	6.375%, 1/15/2015
	Universal Hospital Services, Inc.	159,000
150,000	4.121%, 6/1/20152	142,500
		301,500
Home Builders/Real Estate: 1.7%
	CB Richard Ellis Services, Inc.
150,000	11.625%, 6/15/2017	171,000
Hotels: 1.5%
	Host Marriott L.P.
150,000	6.750%, 6/1/2016	155,250
Leisure: 1.6%
	Speedway Motorsports, Inc.
150,000	8.750%, 6/1/2016	165,000
Metals/Mining: 3.1%
	Arch Coal, Inc.
150,000	8.750%, 8/1/2016	158,250
	FMG Resources
150,000	7.000%, 11/1/20151	153,750
		312,000
Paper: 1.7%
	Graphic Packaging International, Inc.
150,000	9.500%, 6/15/2017	167,250
Restaurants: 4.8%
	CKE Restaurants, Inc.
150,000	11.375%, 7/15/2018	172,125
	Seminole Hard Rock Entertainment, Inc.
150,000	2.974%, 3/15/20141,2	148,500
	Wendy's / Arby's Restaurants, LLC
150,000	10.000%, 7/15/2016	164,250
		484,875
Services: 3.1%
	Aramark Corp.
150,000	8.500%, 2/1/2015	153,939
	PHH Corp.
150,000	7.125%, 3/1/2013	152,813
		306,752
Super Retail: 1.6%
	QVC, Inc.
150,000	7.125%, 4/15/20171	160,500
Telecommunications: 6.3%
	Frontier Communications Corp.
150,000	8.250%, 5/1/2014	163,500
	Intelsat Jackson Holdings Ltd.
150,000	9.500%, 6/15/2016	157,125

		Nextel Communications, Inc.
150,000		7.375%, 8/1/2015	145,500
		SBA Telecommunications, Inc.
150,000		8.000%, 8/15/2016	162,000
			628,125
Utilities: 1.6%
		NRG Energy, Inc.
150,000		7.375%, 1/15/2017	156,375
TOTAL CORPORATE BONDS
(Cost $5,794,561)			5,792,621
TOTAL INVESTMENTS IN SECURITIES: 57.9%
(Cost $5,794,561)			5,792,621
Other Assets in Excess of Liabilities: 42.1%			4,211,094
TOTAL NET ASSETS: 100.0%			$10,003,715

	1
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At March 31, 2012, the value of these securities amounted to $790,875 or 7.9% of net assets.

	2	Variable rate security; rate shown is the rate in effect on March 31, 2012.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows+:

Cost of investments			$5,794,561
Gross unrealized appreciation			9,325
Gross unrealized depreciation			(11,265)
Net unrealized depreciation			$(1,940)

+Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments since the Fund does not have a full fiscal year.

Muzinich Short Duration High Yield Corporate Debt Fund
Summary of Fair Value Exposure at March 31, 2012 (Unaudited)

The Muzinich Short Duration High Yield Corporate Debt Fund (the "Fund") utilizes variuos mthods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may   include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Corporate Bonds ^	$-	$5,792,621	$-	$5,792,621
Total Investments in Securities	$-	$5,792,621	$-	$5,792,621

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title  /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date  May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Eric W. Falkeis
           Eric W. Falkeis, President

Date  May 30, 2012

By (Signature and Title)*  /s/ Patrick J. Rudnick
  Patrick J. Rudnick, Treasurer

Date    May 24, 2012

•	Print the name and title of each signing officer under his or her signature.